Segment Information - Narrative (Details)	6 Months Ended
Jun. 30, 2026 vessel segment
Segment Reporting [Line Items]
Number of reportable segments | segment	2
LNG carrier | FLNG
Segment Reporting [Line Items]
Number of carriers owned and operated	2
Number of undergoing conversions	1